THE PHOENIX EDGE SERIES FUND


                         SUPPLEMENT DATED JUNE 15, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000


  The following replaces the portfolio management information for the Phoenix-Engemann Capital Growth and Phoenix-Engemann Nifty Fifty Series:


PHOENIX-ENGEMANN CAPITAL GROWTH SERIES, PORTFOLIO MANAGEMENT:

  Roger Engemann, James E. Mair and John S. Tilson oversee the research and portfolio management function at Engemann. The portfolio managers named below are responsible for the day-to-day management of the series' portfolios. Mr. Engemann has been president of Engemann since its inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann, and both have been with Engemann since 1983. Each is a Managing Director, Equities of Phoenix. Messrs. Engemann and Mair earned the right to use the Chartered Financial Analyst designation in 1972, and Mr. Tilson earned the right to use the Chartered Financial Analyst designation in 1974.

  Ned Brines and Jim Chen serve as co-portfolio managers of the Phoenix-Engemann Capital Growth Series and as such are responsible for the day-to-day management of the series' portfolio. Messrs. Brines and Chen are both Vice Presidents of Engemann and have been with Engemann since 1994. Messrs. Brines and Chen earned the right to use the Chartered Financial Analyst designations in 1997 and 1994, respectively.


PHOENIX-ENGEMANN NIFTY FIFTY SERIES, PORTFOLIO MANAGEMENT:

  Roger Engemann, James E. Mair and John S. Tilson oversee the research and portfolio management function at Engemann. The portfolio managers named below are responsible for the day-to-day management of the series' portfolios. Mr. Engemann has been president of Engemann since its inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann, and both have been with Engemann since 1983. Each is a Managing Director, Equities of Phoenix. Messrs. Engemann and Mair earned the right to use the Chartered Financial Analyst designation in 1972, and Mr. Tilson earned the right to use the Chartered Financial Analyst designation in 1974.

  Scott Swanson and Yossi Lipsker serve as co-portfolio managers of the Phoenix-Engemann Nifty Fifty Series and as such are responsible for the day-to-day management of the series' portfolio. Messrs. Swanson and Lipsker are both Vice Presidents of Engemann and both have been with Engemann since 1990 and 1995, respectively. Mr. Swanson earned the right to use the Chartered Financial Analyst designation in 1991.